FLIGHT EQUIPMENT HELD FOR SALE	12 Months Ended
Dec. 31, 2018
FLIGHT EQUIPMENT HELD FOR SALE [Abstract]
FLIGHT EQUIPMENT HELD FOR SALE
5.	FLIGHT EQUIPMENT HELD FOR SALE

On November 30, 2018, the Company agreed to sell 12 aircraft to Horizon Aircraft Finance I Limited and Horizon Aircraft Finance I LLC (together, “Horizon”) for an aggregate amount of approximately $295 million, subject to adjustment based on rents and maintenance reserves in respect of the aircraft. The Company delivered three of these aircraft to Horizon in 2018 and recognized a gain of $7.9 million. Fly has delivered eight aircraft to Horizon subsequent to December 31, 2018 and expects to deliver the last aircraft in the first quarter of 2019.

Also, during the fourth quarter of 2018, the Company agreed to sell three other aircraft to a third party. At December 31, 2018, the Company had a total of 12 aircraft classified as flight equipment held for sale.

During the third quarter of 2017, the Company reclassified one aircraft as flight equipment held for sale as the lessee notified the Company of its election to purchase this aircraft. This aircraft was sold for a gain of $3.9 million in the fourth quarter of 2017. At December 31, 2017, the Company had no flight equipment held for sale.

In 2016, the Company sold 13 aircraft classified as flight equipment held for sale and recognized a gain of $5.0 million.